Long-Term Debt and Borrowing Arrangements (Details) - Schedule of Indebtedness - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-Term Debt, Amount	$ 35,869	$ 29,616	$ 33,145
Less: Current portion of long-term debt	1,868	6,651	7,408
Current portion of long-term debt	$ 25,530	22,965	25,737
€2.5 million revolving credit arrangement [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount			$ 2,090
Long-Term Debt, Interest rate			3.00%
$10 million revolving credit arrangement [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount		$ 6,828	$ 629
Long-Term Debt, Interest rate		2.75%	2.75%
€1.5 million term loan [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount		$ 980	$ 1,344
Long-Term Debt, Interest rate		1.70%	1.70%
$12.785 million term loan – related party [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount		$ 9,697	$ 12,786
Long-Term Debt, Interest rate		2.75%	2.75%
€7 million term loan [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount		$ 4,861	$ 5,972
Long-Term Debt, Interest rate		6.00%	2.88%
$7.25 million term loan – related party [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount		$ 7,250	$ 7,250
Long-Term Debt, Interest rate		3.75%	3.75%
$1.975 million term loan – related party [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount			$ 1,975
Long-Term Debt, Interest rate			3.00%
Finance leases [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount			$ 1,099
Long-Term Debt, Interest rate			6.39%